Associated companies (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance sheet value	$ 8,644	$ 8,352
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Balance sheet value	8,445	8,195
Others
Disclosure of associates [line items]
Balance sheet value	$ 199	$ 157